Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	EATON VANCE INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000779991
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 22, 2020
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019